Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - EUR (€) € in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Balance as at Ending	€ 1,282	€ 1,249
Income receivable in connection with the A.R.Z. Electricity PSP [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning		1,249	€ 1,265
Total income recognized in profit or loss		73	17
Exercise of first option to acquire additional shares
Foreign Currency translation adjustments		(40)	(33)
Balance as at Ending		€ 1,282	€ 1,249
Income receivable in connection with the concession project [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	29,011
Total income recognized in profit or loss	1,949
Proceeds from asset from concession project	(3,040)
Foreign Currency translation adjustments	(918)
Balance as at Ending	€ 27,002